Equipment	12 Months Ended
Jun. 30, 2013
Equipment [Abstract]
Equipment
4. Equipment

Equipment consisted of the following at June 30:

	2013	2012	Estimated Useful Life
Machinery and equipment	$4,004,000	$3,496,000	3-10 years or lease term
Computer and software	744,000	864,000	2-5 years
Office equipment	542,000	563,000	5-10 years
Leasehold improvements	195,000	205,000	shorter of 5 years or lease term
	5,485,000	5,128,000
Less accumulated depreciation and amortization	(3,277,000)	(3,476,000)
	$2,208,000	$1,652,000

During the years ended June 30, 2013 and 2012, there were disposals of fully depreciated assets with a gross book value of $390,000 and $322,000, respectively.

Depreciation expense for the years ended June 30, 2013, 2012 and 2011 was $355,000, $471,000 and $466,000, respectively.